SCHEDULE OF DISAGGREGATION OF REVENUE (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 674	$ 370	$ 977	$ 372	$ 665	$ 387
Property, Plant and Equipment, Useful Life	7 years		7 years
Service [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 211
Product [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 722